11. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended				12 Months Ended				3 Months Ended
	Dec. 31, 2014		Mar. 31, 2014		Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2013		Sep. 30, 2013	Sep. 15, 2012		Nov. 21, 2012		May 21, 2013
Rented office space from related party					The Company has rented office space from Logic at 711 Fifth Avenue, 16th Floor, New York, New York 10022, which since May 1, 2013 has been on a month-to-month basis , and as of June 1, 2013 the Company’s rent is $9,250 per month.		Since January 1, 2013, the Company has rented office space from Logic at 711 Fifth Avenue, 16th Floor, New York, New York 10022, which since May 1, 2013 has been on a month-to-month basis. Between January 1, 2013 and May 30, 2013, the Company paid rent of $3,750 per month, and as of June 1, 2013 the Company’s rent is $9,250 per month.
Settlement Agreement shares to be issued to Kevin Cassidy, Logic, and James J. Cahill, the managing director and registered principal of Agincourt Capital, LLC, an affiliate of Logic, as compensation for the consulting services							1,000,000	[1]
Shares issued as payment in full for the accrued liability associated with the consulting services							1,000,000	[2]
Liability conversion for Logic International Consulting Group							$ 800,000	[3]
Lattimore Option status							The option had not been exercised as of December 31, 2014.	[4]
Common stock acquired, shares							756,333
Common stock acquired, share price							$ 3.00
Payment for share repurchase obligation			1,344,999	[5]
Common stock issued in exchange for extinguishment, value					904,000
Common stock issued in exchange for extinguishment, shares					301,334
Shares issued to related party, shares	36,667
Cash received for shares issued to related party, amount	110,000
Unique Materials 1
Notes with Affiliates of John Victor Lattimore, Jr.		[6]				[6]						650,000	[7]
Unique Materials 2
Notes with Affiliates of John Victor Lattimore, Jr.														250,000	[8]
John and Mark Family Limited Partnership
Notes with Affiliates of John Victor Lattimore, Jr.	$ 0	[9]			$ 0	[9]										$ 100,000	[10]
Diane Cassidy, sister of CEO
Warrants or Other Rights Issued to Affiliates									64,815	[11]
Mr. Parnell
Forfeiture of Shares											250,000
Mr. Hoff
Forfeiture of Shares											250,000
McKim and Company LLC
Forfeiture of Shares											70,313
James J. Cahill
Forfeiture of Shares											70,313

[1]	At a price of $3.00 per share.
[2]	As a part of the audit of the Companys financial statements for the year ended December 31, 2013, management determined that the issuance of shares for payment of services should have been recorded June 5, 2013. As a result, the Company valued the 1,000,000 shares at the June 5, 2013 closing price of Company common stock of $5.82 per share and expensed an additional $2,820,000 for a total liability of $5,820,000 during the three months ended June 30, 2013. The Company also reclassified the original accrual of $3,000,000 related to the transaction by reducing the amount of loss on debt settlement (where the value of the transaction had been booked) by $3,000,000 (from $4,225,983 to $1,225,983) and recorded $5,820,000 to loss on legal settlement.
[3]	Converted into 266,667 shares of common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95, and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.
[4]	On March 8, 2013, the Company entered into an Option Purchase Agreement with Lattimore Properties, pursuant to which it granted Lattimore Properties a three-year option to purchase up to 1,000,000 shares of its common stock, at $3.00 per share, for a purchase price of $75,000. The effectiveness of the option was conditioned on approval of the Settlement Agreement.
[5]	The Company acquired 756,333 shares of its common stock at $3.00 per share during the year ended December 31, 2013 with a portion of the payment in the amount of $1,344,999 made during the quarter ended March 31, 2014 and the balance of $924,000 then currently due and payable.
[6]	On June 28, 2013, Unique Materials converted the outstanding principal due under the September Note, together with interest of $25,644, into 225,215 shares of the Companys common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95, and the Company recorded the difference between the conversion price and the fair value of $439,169 as loss on settlement of debt.
[7]	At 5% per annum interest. Under the terms of the September Note, the principal and unpaid accrued interest was due the earlier of September 15, 2015 or conversion into Company common stock at the demand of the holder at $2.85 per share.
[8]	At 5% per annum interest from Unique Materials. On June 28, 2013, Unique Materials converted the outstanding principal due under the November Note, together with interest of $7,534, into 85,845 shares of the Companys common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95, and the Company recorded the difference between the conversion price and the fair value of $167,397 as loss on settlement of debt.
[9]	In substitution of the May Note, on June 30, 2013, the Partnership entered into a secured Promissory Note in the principal amount of $100,000 bearing interest at 5% per annum and a maturity date of December 31, 2013 (the June Note). The June Note was secured by all mineral claims, real properties, fixed assets, inventory and accounts receivable, and the proceeds. On August 22, 2013, the Partnership converted the June Note into 22,223 shares of the Companys common stock at $4.50 per share and waived the interest due on the May Note. The fair market value of the Company common stock on August 22, 2013 was $7.05 per share, and the Company recorded a loss on debt settlement of $56,667, which equals the difference between the fair market value of the shares on the date of conversion and the conversion price. In connection with the conversion, the Partnership executed a Release of Mortgage and cancelled all security related to the Companys real property and other assets.
[10]	At 5% per annum interest. The May Note originally matured on June 30, 2013, and on June 30, 2013 the maturity date was extended to December 31, 2013.
[11]	Exercised a warrant on a cashless basis